Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2019	Sep. 03, 2019	Jul. 31, 2019	Jun. 28, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Dec. 23, 2016	Apr. 01, 2016	Mar. 31, 2016	Dec. 17, 2015	May 18, 2015	Mar. 31, 2015
Class I
Account Value [Line Items]
Account Value	$ 117,535	$ 110,280	$ 108,384	$ 114,184	$ 117,883	$ 114,090					$ 110,799	$ 106,220	$ 103,946			$ 102,452			$ 100,000
Class N
Account Value [Line Items]
Account Value	11,451	10,784	10,624	11,221	11,613	11,268					10,970	10,543	10,343			10,220			10,000
Class R6
Account Value [Line Items]
Account Value	10,385	9,749	9,575	10,081	10,392	10,052			$ 10,000
Class I
Account Value [Line Items]
Account Value	120,032	113,282	110,411	116,253	120,080	112,292					110,715	106,758	104,142			101,309			100,000
Class N
Account Value [Line Items]
Account Value	11,709	11,078	10,813	11,414	11,820	11,081					10,953	10,588	10,354			10,097			10,000
Class R6
Account Value [Line Items]
Account Value	10,533	9,937	9,672	10,181	10,522	9,828			10,000
Class I
Account Value [Line Items]
Account Value	141,353	131,743	117,996	128,563	134,561	107,894					120,464	116,368	112,654			99,525			100,000
Class N
Account Value [Line Items]
Account Value	13,777	12,888	11,559	12,640	13,249	10,652					11,926	11,561	11,209			9,927			10,000
Class I
Account Value [Line Items]
Account Value	128,370	121,588	114,537	113,469	115,101	107,489					109,230	105,918	104,024			101,004			100,000
Class N
Account Value [Line Items]
Account Value	12,522	11,890	11,227	11,162	11,340	10,616					10,816	10,514	10,351			10,085			10,000
Class R6
Account Value [Line Items]
Account Value	11,576	10,959	10,319	10,220	10,364	9,675			10,000
Class I
Account Value [Line Items]
Account Value	145,395	137,010	124,998	123,378	120,490	103,030					111,974	109,620	105,010			100,017			100,000
Class N
Account Value [Line Items]
Account Value	14,181	13,399	12,244	12,118	11,863	10,163					11,085	10,869	10,449			9,977			10,000
Class I
Account Value [Line Items]
Account Value	309,564	284,635	230,740	262,375	236,449	138,377					166,275	148,748	132,343			106,089			100,000
Class N
Account Value [Line Items]
Account Value	30,193	27,847	22,627	25,798	23,306	13,673					16,474	14,763	13,174			10,584			10,000
Class R6
Account Value [Line Items]
Account Value	17,452	16,039	12,997	14,770	13,298	7,785			10,000
Class I
Account Value [Line Items]
Account Value	137,324	127,599	117,399	122,276	123,395	103,182					113,461	110,208	106,030			99,575			100,000
Class N
Account Value [Line Items]
Account Value	13,383	12,480	11,510	12,006	12,159	10,181					11,225	10,941	10,552			9,934			10,000
Class R6
Account Value [Line Items]
Account Value	11,836	11,005	10,121	10,525	10,629	8,874			10,000
Class I
Account Value [Line Items]
Account Value	135,969	126,704	117,066	118,006	121,780	112,420					113,122	108,543	107,078			101,065			100,000
Class N
Account Value [Line Items]
Account Value	13,262	12,390	11,466	11,603	11,991	11,109					11,196	10,772	10,655			10,082			10,000
Class I
Account Value [Line Items]
Account Value	97,791	95,828	100,224	120,255	123,834	141,102					113,020	107,876	105,002			108,048			105,146
Class N
Account Value [Line Items]
Account Value	9,516	9,335	9,788	11,769	12,193	13,928					11,183	10,690	10,431			10,762			10,499
Class I
Account Value [Line Items]
Account Value	136,795	145,061	135,924	154,153	103,987	74,771					104,206	106,979	93,818			86,928		$ 100,000
Class N
Account Value [Line Items]
Account Value	13,339	14,173	13,308	15,126	10,236	7,386					10,298	10,614	9,327			8,673		10,000
Class I
Account Value [Line Items]
Account Value	91,303	89,768	90,517	99,077	108,037	106,341					105,890	108,941	100,910			105,114	$ 100,000
Class N
Account Value [Line Items]
Account Value	8,931	8,790	8,895	9,763	10,664	10,527					10,503	10,836	10,054			10,507	10,000
Class I
Account Value [Line Items]
Account Value	126,701	119,071	112,669	116,439	121,791	108,038					110,601	105,867	103,114		$ 100,000
Class N
Account Value [Line Items]
Account Value	12,392	11,676	11,075	11,476	12,030	10,698					10,978	10,538	10,276		10,000
Class I
Account Value [Line Items]
Account Value	175,540	171,849	157,838	163,533	155,671	94,211					118,194	119,543	108,758	$ 100,000
Class N
Account Value [Line Items]
Account Value	17,188	16,873	15,538	16,140	15,415	9,348					11,758	11,912	10,872	10,000
Class I
Account Value [Line Items]
Account Value	97,912	95,951	91,198	92,979	96,751	87,476				$ 100,000
Class N
Account Value [Line Items]
Account Value	9,654	9,489	9,028	9,232	9,624	8,731				10,000
Class I
Account Value [Line Items]
Account Value	107,748	99,078	88,721	96,539	98,933	82,649		$ 100,000
Class N
Account Value [Line Items]
Account Value	$ 10,638	9,806	8,804	9,606	9,878	8,254	$ 10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 115,639	110,259	108,418	113,865	118,797	117,959					108,285	103,641	102,410			101,961			100,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386	11,880	11,796					10,829	10,364	10,241			10,196			10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,337	9,856	9,692	10,179	10,620	10,545			10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 115,639	110,259	108,418	113,865	118,797	117,959					108,285	103,641	102,410			101,961			100,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386	11,880	11,796					10,829	10,364	10,241			10,196			10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,337	9,856	9,692	10,179	10,620	10,545			10,000
J.P. Morgan Emerging Markets Bond Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Markets Bond Global Diversified Index
Account Value	$ 136,437	127,805	114,851	123,395	133,307	114,916					123,347	118,359	113,480			104,187			100,000
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 106,229	103,099	102,582	111,583	119,216	113,900					109,313	109,731	102,578			104,568			100,000
J.P. Morgan Emerging Markets Bond Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Markets Bond Global Diversified Index
Account Value	$ 13,644	12,781	11,485	12,340	13,331	11,492					12,335	11,836	11,348			10,419			10,000
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,623	10,310	10,258	11,158	11,922	11,390					10,931	10,973	10,258			10,457			10,000
ICE BofA 1-3 Year U.S. Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index
Account Value	$ 116,083	110,107	106,936	106,727	109,848	109,585					103,948	101,200	101,168			100,921			100,000
Bloomberg U.S. Aggregate 1-3 Years Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate 1-3 Years Index
Account Value	$ 118,509	112,215	108,359	108,097	111,340	110,029					105,163	102,051	101,798			101,050			100,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 115,639	110,259	108,418	113,865	118,797	117,959					108,285	103,641	102,410			101,961			100,000
ICE BofA 1-3 Year U.S. Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index
Account Value	$ 11,608	11,011	10,694	10,673	10,985	10,958					10,395	10,120	10,117			10,092			10,000
Bloomberg U.S. Aggregate 1-3 Years Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate 1-3 Years Index
Account Value	$ 11,851	11,222	10,836	10,810	11,134	11,003					10,516	10,205	10,180			10,105			10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386	11,880	11,796					10,829	10,364	10,241			10,196			10,000
ICE BofA 1-3 Year U.S. Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index
Account Value	$ 11,022	10,455	10,154	10,134	10,430	10,405			10,000
Bloomberg U.S. Aggregate 1-3 Years Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate 1-3 Years Index
Account Value	$ 11,108	10,518	10,156	10,132	10,436	10,313			10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,337	9,856	9,692	10,179	10,620	10,545			10,000
Morningstar LSTA US Leveraged Loan TR USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan TR USD Index
Account Value	$ 162,551	152,123	135,251	131,903	127,746	105,831					116,505	113,150	108,350			98,749			100,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 115,639	110,259	108,418	113,865	118,797	117,959					108,285	103,641	102,410			101,961			100,000
Morningstar LSTA US Leveraged Loan TR USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan TR USD Index
Account Value	$ 16,255	15,212	13,525	13,190	12,775	10,583					11,650	11,315	10,835			9,875			10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386	11,880	11,796					10,829	10,364	10,241			10,196			10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 324,818	300,058	231,025	250,375	216,502	138,471					148,858	135,948	119,261			101,783			100,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 32,482	30,006	23,103	25,038	21,650	13,847					14,886	13,595	11,926			10,178			10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 20,624	19,052	14,669	15,897	13,746	8,792			10,000
ICE BofA 1-3 Year Eurodollar Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year Eurodollar Index
Account Value	$ 124,827	117,692	112,562	112,284	115,270	110,536					107,355	103,531	102,751			101,382			100,000
ICE BofA SOFR Overnight Rate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA SOFR Overnight Rate Index
Account Value	$ 120,354	114,514	108,610	105,670	105,617	105,545					103,621	101,604	100,492			100,110			100,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 115,639	110,259	108,418	113,865	118,797	117,959					108,285	103,641	102,410			101,961			100,000
ICE BofA 1-3 Year Eurodollar Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year Eurodollar Index
Account Value	$ 12,483	11,769	11,256	11,228	11,527	11,054					10,736	10,353	10,275			10,138			10,000
ICE BofA SOFR Overnight Rate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA SOFR Overnight Rate Index
Account Value	$ 12,035	11,451	10,861	10,567	10,562	10,554					10,362	10,160	10,049			10,011			10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386	11,880	11,796					10,829	10,364	10,241			10,196			10,000
ICE BofA 1-3 Year Eurodollar Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year Eurodollar Index
Account Value	$ 11,432	10,778	10,308	10,283	10,556	10,123			10,000
ICE BofA SOFR Overnight Rate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA SOFR Overnight Rate Index
Account Value	$ 11,527	10,968	10,402	10,121	10,115	10,109			10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,337	9,856	9,692	10,179	10,620	10,545			$ 10,000
J.P. Morgan CEMBI Broad Diversified 1-3 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan CEMBI Broad Diversified 1-3 Year Index
Account Value	$ 143,463	132,697	122,354	119,316	128,803	112,866					116,134	111,289	109,064			103,231			100,000
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 106,229	103,099	102,582	111,583	119,216	113,900					109,313	109,731	102,578			104,568			100,000
J.P. Morgan CEMBI Broad Diversified 1-3 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan CEMBI Broad Diversified 1-3 Year Index
Account Value	$ 14,346	13,270	12,235	11,932	12,880	11,287					11,613	11,129	10,906			10,323			10,000
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,623	10,310	10,258	11,158	11,922	11,390					10,931	10,973	10,258			10,457			10,000
Bloomberg U.S. Long Government/Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Long Government/Credit Index
Account Value	$ 114,764	112,825	114,133	131,796	136,025	138,877					116,394	110,601	105,244			104,222			103,822
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 117,565	112,095	110,224	115,761	120,775	119,924					110,089	105,367	104,115			103,659			101,665
Bloomberg U.S. Long Government/Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Long Government/Credit Index
Account Value	$ 11,476	11,283	11,413	13,180	13,602	13,888					11,639	11,060	10,524			10,422			10,382
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,756	11,210	11,022	11,576	12,078	11,992					11,009	10,537	10,412			10,366			$ 10,167
Bloomberg Commodity Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Account Value	$ 122,739	109,320	109,937	125,625	84,169	62,330					80,228	84,676	81,648			75,103		100,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 314,657	290,672	223,798	242,543	209,729	134,140					144,202	131,695	115,531			98,599		100,000
Bloomberg Commodity Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index Total Return
Account Value	$ 12,274	10,932	10,994	12,563	8,417	6,233					8,023	8,468	8,165			7,510		10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 31,466	29,067	22,380	24,254	20,973	13,414					14,420	13,170	11,553			9,860		$ 10,000
FTSE World Government Bond Index (WGBI) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index
Account Value	$ 101,017	98,955	99,781	110,317	119,574	117,438					110,617	112,380	103,588			107,515	100,000
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 107,906	104,727	104,201	113,344	121,098	115,698					111,038	111,463	104,197			106,218	100,000
FTSE World Government Bond Index (WGBI) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE World Government Bond Index
Account Value	$ 10,102	9,896	9,978	11,032	11,957	11,744					11,062	11,238	10,359			10,751	10,000
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,791	10,473	10,420	11,334	12,110	11,570					11,104	11,146	10,420			$ 10,622	$ 10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 113,463	108,184	106,378	111,722	116,562	115,740					106,248	101,691	100,483		100,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,346	10,818	10,638	11,172	11,656	11,574					10,625	10,169	10,048		$ 10,000
MSCI Europe Net Total Return USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Europe Net Total Return USD Index
Account Value	$ 187,907	175,834	154,093	151,996	146,846	101,309					119,896	124,533	108,770	100,000
MSCI Europe Net Return USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Europe Net Return USD Index
Account Value	$ 18,791	17,583	15,409	15,200	14,685	10,131					$ 11,990	$ 12,453	$ 10,877	$ 10,000
J.P. Morgan GBI-EM Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan GBI-EM Global Diversified Index
Account Value	$ 99,126	95,289	90,833	91,487	100,024	88,493				100,000
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 94,079	91,308	90,850	98,821	105,581	100,873				100,000
J.P. Morgan GBI-EM Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	J.P. Morgan GBI-EM Global Diversified Index
Account Value	$ 9,913	9,529	9,083	9,149	10,002	8,849				10,000
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 9,408	9,131	9,085	9,882	10,558	10,087				$ 10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 100,579	95,899	94,298	99,036	103,326	102,597		$ 100,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,058	$ 9,590	$ 9,430	$ 9,904	$ 10,333	$ 10,260	$ 10,000